CAPITAL MANAGEMENT (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Equity	$ 125,399	$ 106,001
Equipment loan obligations	193	359
Finance lease obligations	2,436	3,095
Total capital	$ 128,028	$ 109,455